INVESTMENTS	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
4.	INVESTMENTS

Short-term investments and long-term investments consisted of the following:

	As of December 31,
	2015	2016
	US$	US$
Short-term investments
Fixed-rate time deposits	62,559	42,929

Long-term investments:
Available-for-sale securities:
- Yirendai Ltd. ("Yirendai")	985	-
- Color Life Service Group ("Color Life")	23,703	20,606
- Hopefluent Group Holdings Limited ("Hopefluent")	31,339	31,033
	56,027	51,639
Cost method investments:
- Shenzhen World Union Properties Consultancy Co., Ltd. ("World Union")	121,394	107,088
- Sindeo, Inc. ("Sindeo")	5,000	2,768
- Guilin Bank	-	12,173
- Xian Chuangdian Quancheng Real Estate Consultant Limited (“Chuangdian”)	-	3,294
- Tospur Real Estate Consulting Co., Ltd. ("Tospur")	62,257	54,918
	188,651	180,241

	244,678	231,880

As of December 31, 2015 and 2016, the Company held fixed-rate time deposits in commercial banks and financial institutions with an original maturity of less than one year.

Interest income on the fixed-rate time deposits of US$27,166, US$9,474 and US$11,367 were recognized for the years ended December 31, 2014, 2015 and 2016, respectively.

Dividends from the long-term investments of nil, US$1,333 and US$3,281 were recognized as investment income in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2014, 2015 and 2016, respectively.

As of December 31, 2015, the Company had acquired a total of 103,935 shares of Yirendai, a New York Stock Exchange (“NYSE”) listed company, for US$995. The investment constituted a 0.18% ownership in Yirendai and was classified as an available-for-sale security. As of December 31, 2015, the market price of Yirendai was US$985 and the unrealized loss of US$10 was recorded in other comprehensive income (loss). In 2016, the Company acquired an additional 283,408 shares of Yirendai for a total consideration of US$1,496. The total cost amounted to US$2,491. The investment constituted a 0.66% ownership in Yirendai and was classified as an available-for-sale security. In August 2016, the Company sold all its shares in Yirendai for a total consideration of US$13,074, and recognized a gain of US$10,583 in the consolidated statements of comprehensive income (loss).

On June 27, 2014, the Company acquired 27,551,733 shares of Color Life, a Hong Kong listed company, for US$13,583. The investment constituted a 2.76% ownership in Color Life and was classified as an available-for-sale security. As of December 31, 2015, the market price declined to US$23,703 (December 31, 2014: US$24,091) and an unrealized loss of US$388 was recorded in other comprehensive income (loss). As of December 31, 2016, the market price further declined to US$20,606 and an unrealized loss of US$3,097 was recorded in other comprehensive income (loss).

In November 2014, the Company acquired an aggregate of 111,935,037 shares of Hopefluent, a Hong Kong listed company, for US$43,361. The investment constituted a 17.26% ownership in Hopefluent and was classified as an available-for-sale security. During the year ended December 31, 2014, the market price of Hopefluent declined significantly. As a result, an other-than-temporary impairment loss of US$8,417 was recognized in the year ended December 31, 2014 and the new cost basis of the available-for-sale security was US$34,944 as of December 31, 2014. As of December 31, 2015, the market price of investment in Hopefluent continued to decrease to US$31,339. The Company evaluates the duration and extent to which the fair value of a security is less than its cost; the financial condition of the issuer and any changes thereto; and the Company’s intent to sell, or whether it will more likely than not be required to sell, the security before recovery of its amortized cost basis. As a result, the Company did not consider Hopefluent to be other-than-temporarily impaired and accordingly an unrealized loss of US$3,605 was recorded in other comprehensive income (loss). As of December 31, 2016, the market price declined to US$31,033 and an unrealized loss of US$306 was recorded in other comprehensive income (loss). As at May 11, 2017, the market price of the investment in Hopefluent recovered to US$33,235.

On May 29, 2015, the Company acquired an aggregate of 145,376,744 shares of World Union, a PRC listed company, at a total consideration of US$121,394. The investment constituted a 10.06% ownership in World Union. The investment in World Union was classified as a cost method investment, as the Company could not freely sell the shares due to a lock-up provision of 36 months. On April 8, 2016, World Union declared a dividend distribution. Four shares were distributed to investors for every ten shares held. The Company’s shareholding increased from 145,376,744 shares to 203,527,442 shares. No impairment on the investment in World Union was recognized for the year ended December 31, 2016.

On October 29, 2015, the Company acquired 11.03% of the share capital of Sindeo, a non-listed company, for US$5,000. The investment in Sindeo was classified as a cost method investment, as the Company does not have significant influence over Sindeo and because there is no readily determinable fair value. During the year ended December 31, 2016, an impairment loss of US$2,232 was recorded in the statement of comprehensive income (loss) as Sindeo’s financial condition had deteriorated as evidenced by significant operating losses.

On July 12, 2016, the Company acquired an aggregate of 30,595,859 shares of Guilin Bank, a PRC non-listed company, for US$12,173. The investment constituted a 0.01% ownership in Guilin Bank and was classified as a cost method investment, as the Company does not have significant influence over Guilin Bank and because there is no readily determinable fair value. No impairment on the investment in Guilin Bank was recognized for the year ended December 31, 2016.

On January 21, 2016, the Company acquired an aggregate of 4,411,765 shares of Chuangdian, which is listed on the National Equities Exchange and Quotations (“NEEQ”) in the PRC, for a total consideration of US$3,294. The investment constituted a 15% ownership in Chuangdian and was classified as a cost method investment, as the Company does not have significant influence and because there is no readily determinable fair value, as the breadth and scope of NEEQ is not comparable to equivalent U.S markets. No impairment on the investment in Chuangdian was recognized for the year ended December 31, 2016.

On December 10, 2014, the Company acquired 16% of the share capital of Tospur, a non-listed company, for US$62,257. The investment in Tospur was classified as a cost method investment, as the Company does not have significant influence over Tospur and because there is no readily determinable fair value. No impairment on the investment in Tospur was recognized for the year ended December 31, 2016.

The following is a summary of the available-for-sale securities as of December 31, 2015 and 2016:

		Gross	Gross	Fair Value
	Original	Unrealized	Unrealized	(Net Carrying
	Cost	Gains	Losses	Amount)
	US$	US$	US$	US$
December 31, 2015
- Color Life	13,583	10,120	-	23,703
- Hopefluent	34,944	-	(3,605)	31,339
- Yirendai	995	-	(10)	985

	49,522	10,120	(3,615)	56,027
December 31, 2016
- Color Life	13,583	7,023	-	20,606
- Hopefluent	34,944	-	(3,911)	31,033

	48,527	7,023	(3,911)	51,639

As of December 31, 2015 and 2016, the total losses for securities with net losses in accumulated other comprehensive income (loss) were US$3,615 and US$3,911, respectively. The following table shows all available-for-sale securities in an unrealized loss position for which an other-than-temporary impairment has not been recognized and the related gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	As of December 31, 2016
	Less than 12		12 Months or
	Months		Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
Hopefluent	31,033	(306)	-	(3,605)	31,033	(3,911)

Total available-for-sale securities	31,033	(306)	-	(3,605)	31,033	(3,911)

	As of December 31, 2015
	Less than 12		12 Months or
	Months		Longer		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Hopefluent	31,339	(3,605)	-	-	31,339	(3,605)
Yirendai	985	(10)	-	-	985	(10)

Total available-for-sale securities	32,324	(3,615)	-	-	32,324	(3,615)